Summary Of Significant Accounting Policies (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Tax Year 2011 [Member]
Trust's open tax years	2011	2011
Tax Year 2012 [Member]
Trust's open tax years	2012	2012
Tax Year 2013 [Member]
Trust's open tax years	2013	2013
Tax Year 2014 [Member]
Trust's open tax years	2014	2014